Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash		$ 1,086,434	$ 4,793,555
Accounts receivable		5,399,999	7,720,366
Notes receivable		1,103,038
Income tax receivable		233,593
Due from a shareholder		15,755	10,839
Prepayments and other current assets		790,380	14,246
Total current assets		8,629,199	12,539,006
Non-current assets
Operating lease right-of-use assets		733	36,923
Notes receivable		3,577,717
Total assets		12,207,649	12,575,929
Current liabilities
Accounts payable		3,191,308	11,396,908
Income tax payable			393,037
Operating lease liabilities, current		733	36,190
Accrued expenses and other current liabilities		121,658	134,917
Total current liabilities		3,313,699	11,961,052
Non-current liabilities
Operating lease liabilities, non-current			733
Total liabilities		3,313,699	11,961,785
Shareholders’ equity
Deferred share-based compensation		(3,873,878)
Accumulated losses		(4,806,959)	(3,626,684)
Total shareholders’ equity		8,893,950	614,144
Total liabilities and shareholders’ equity		12,207,649	12,575,929
Class A Ordinary Shares
Shareholders’ equity
Ordinary share, value	[1]	17,574,786	4,240,827
Class B Ordinary Shares
Shareholders’ equity
Ordinary share, value	[1]	$ 1	$ 1

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance, share split and share redesignation.